Description of Business and Organization (Details) - Schedule of Consolidated Financial Statements Activities	12 Months Ended
Mar. 31, 2024
Renovation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Incorporated in Hong Kong SAR on September 2, 2008
Ownership	100.00%
Jiuxin Management [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on October 14, 2008 ● Deemed a wholly foreign owned enterprise (“WFOE”) under PRC law ● Registered capital of $30.0 million
Ownership	100.00%
Shouantang Technology [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on July 16, 2010 by Renovation with registered capital of $20 million ● Registered capital requirement reduced by the SAIC to $11 million in July 2012 and is fully paid ● Deemed a WFOE under PRC law ● Invests and finances the working capital of Quannuo Technology
Ownership	100.00%
Qianhong Agriculture [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on August 10, 2010 by Jiuxin Management ● Registered capital of RMB 10 million fully paid ● Carries out herb farming business
Ownership	100.00%
Jiuzhou Pharmacy [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on September 9, 2003 ● Registered capital of RMB 5 million fully paid ● Operates the “Jiuzhou Grand Pharmacy” stores in Hangzhou
Ownership		[1],[2]
Jiuzhou Clinic [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC as a general partnership on October 10, 2003
Ownership		[1],[2]
Jiuzhou Clinic One [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Operates a medical clinic adjacent to one of Jiuzhou Pharmacy’s stores
Jiuzhou Service [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on November 2, 2005 ● Registered capital of RMB 500,000 fully paid ● Operates a medical clinic adjacent to one of Jiuzhou Pharmacy’s stores
Ownership		[1],[2]
Jiuxin Medicine [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in PRC on December 31, 2003 ● Acquired by Jiuzhou Pharmacy in August 2011 ● Registered capital of RMB 10 million fully paid ● Carries out pharmaceutical distribution services
Ownership		[2]
Jiutong Medical [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on December 20, 2011 by Renovation ● Registered capital of $2.6 million fully paid ● Currently has no operation
Ownership	100.00%
Shouantang Bio [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC in October, 2014 by Shouantang Technology ● 100% held by Shouantang Technology ● Registered capital of RMB 1,000,000 fully paid ● Sells nutritional supplements under its own brand name
Ownership	100.00%
Jiuyi Technology [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC on September 10, 2015 ● 100% held by Renovation ● Technical support to online pharmacy
Ownership	100.00%
Kahamadi Bio [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC in May 2016 ● 49% held by Shouantang Bio ● Registered capital of RMB 10 million ● Develop brand name for nutritional supplements
Ownership	49.00%
Linjia Medical [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC in September 27, 2017 ● 51% held by Jiuzhou Pharmacy ● Registered capital of RMB 20 million ● Operates local clinics
Ownership		[2]
Shouantang Clinic [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC in September 2, 2022 ● 100% held by Jiuzhou Pharmacy ● Registered capital of RMB 0.1 million ● Operates local clinics
Ownership		[2]
Jiuzhen Health [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Established in the PRC in November 11, 2022 ● 100% held by Jiuzhou Pharmacy ● Registered capital of RMB 0.1 million
Ownership		[2]
Hongtong Service [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● Health care delivery ● Established in the PRC in May 12, 2022 ● 100% held by Jiuzhou Pharmacy ● Registered capital of RMB 0.1 million ● Daily service
Ownership		[2]

[1]	Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service had been under the common control of Mr. Lei Liu and Ms. Li Qi, the three shareholders (the “Owners”) since their respective establishment dates, pursuant to agreements among the Owners to vote their interests in concert as memorialized in a voting rights agreement. Based on such voting agreement, the Company has determined that common control exists among these three companies. The Owners have operated these three companies in conjunction with one another since each company’s respective establishment date. Jiuxin Medicine is also deemed under the common control of the Owners as a subsidiary of Jiuzhou Pharmacy.
[2]	To comply with certain foreign ownership restrictions of pharmacy and medical clinic operators, Jiuxin Management entered into a series of contractual arrangements with Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service on August 1, 2009. These contractual arrangements are comprised of five agreements: a consulting services agreement, an operating agreement, an equity pledge agreement, a voting rights agreement and an option agreement. Because such agreements obligate Jiuxin Management to absorb all of the risks of loss from the activities of Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service, and enable the Company (through Jiuxin Management) to receive all of their expected residual returns, the Company accounts for each of the three companies (as well as subsidiaries of Jiuzhou Pharmacy) as a variable interest entity (“VIE”) under the accounting standards of the Financial Accounting Standards Board (“FASB”). Accordingly, the financial statements of Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service, as well as the subsidiaries under the control of Jiuzhou Pharmacy, Jiuxin Medicine and Shouantang Bio are consolidated into the financial statements of the Company.